TAXES ON INCOME - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	23.00%	23.00%	23.00%
Tax deduction percent	37.50%
Effective tax rate, foreign-derived intangible income, percent	13.125%
Operating Loss Carryforwards	$ 412,000
Maximum [Member]
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	35.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	21.00%
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Fixed percentage of federal statutory income tax rate	23.00%